FINANCIAL STATEMENT EFFECTS OF RATE REGULATION (Tables)	12 Months Ended
Dec. 31, 2016
FINANCIAL STATEMENT EFFECTS OF RATE REGULATION
Schedule of regulatory assets and liabilities

December 31,	2016	2015
(millions of Canadian dollars)
Regulatory assets/(liabilities)
Liquids Pipelines
Deferred income taxes1	1,270	1,048
Tolling deferrals2	(37)	(39)
Recoverable income taxes3	51	54
Pipeline future abandonment costs4	(88)	(47)
Transportation revenue adjustments5	-	11
Gas Distribution
Deferred income taxes6	385	328
Purchased gas variance7	5	129
Pension plans and OPEB8	116	104
Constant dollar net salvage adjustment9	38	42
Unabsorbed demand cost10	-	66
Future removal and site restoration reserves11	(606)	(581)
Site restoration clearance adjustment12	(109)	(193)
Transaction services deferral13	(4)	(9)

1

The deferred income tax asset represents the regulatory offset to deferred income tax liabilities that are expected to be recovered under flow-through income tax treatment. The recovery period depends on future reversal of temporary differences.

2

The tolling deferrals reflect net tax benefits expected to be refunded through future transportation tolls on Southern Lights Canada. The balance is expected to continue to accumulate through 2018 before being refunded through tolls. Tolling deferrals are not included in the rate base.

3

The recoverable income tax asset represents future revenues to be collected from shippers for Southern Lights US to recover federal income taxes payable on the equity component of AFUDC. The recovery period commenced in 2010 and is approximately 30 years.

4

The pipeline future abandonment costs liability results from amounts collected and set aside in accordance with the NEB’s LMCI to cover future abandonment costs for NEB regulated Canadian pipelines. Funds collected are included in Restricted long-term investments (Note 12). Concurrently, the Company reflects the future abandonment cost as a regulatory liability. The settlement of this balance will occur as pipeline abandonment costs are incurred.

5

The transportation revenue adjustments are the cumulative differences between actual expenses incurred and estimated expenses included in transportation tolls. Transportation revenue adjustments are not included in the rate base.

6

The deferred income tax asset represents the regulatory offset to deferred income tax liabilities to the extent that it is expected to be included in regulator-approved future rates and recovered from future customers. The recovery period depends on the timing of the reversal of the temporary differences.

7

Purchased gas variance (PGVA) is the difference between the actual cost and the approved cost of natural gas reflected in rates. Enbridge Gas Distribution has been granted OEB approval to refund this balance to, or to collect this balance from, customers on a rolling 12 month basis via the Quarterly Rate Adjustment Mechanism process. In May 2014, the OEB issued a decision allowing a portion of the PGVA balance as at June 30, 2014 to be recovered over a 24-month period from July 1, 2014 to June 30, 2016.

8

The pension plans and OPEB balances represent the regulatory offset to pension plan and OPEB obligations to the extent the amounts are expected to be collected from customers in future rates. An OPEB balance of $89 million is being collected over a 20-year period that commenced in 2013. The balance at December 31, 2016 was $71 million (2015 - $75 million). The settlement period for the pension regulatory asset is not determinable. The balances are excluded from the rate base and do not earn an ROE.

9

The constant dollar net salvage adjustment represents the cumulative variance between the amount proposed for clearance and the actual amount cleared, relating specifically to the site restoration clearance adjustment. At the end of 2018, any residual balance will be cleared in a post 2018 true up.

10

The unabsorbed demand cost deferral account represents the actual cost consequences of unutilized transportation capacity contracted by Enbridge Gas Distribution to meet requirements resulting from its Peak Gas Design Day Criteria.

11

The future removal and site restoration reserves balance results from amounts collected from customers by certain businesses, with the approval of the regulator, to fund future costs for removal and site restoration relating to property, plant and equipment. These costs are collected as part of depreciation charged on property, plant and equipment. The balance represents the amount that has been collected from customers, net of actual costs expended on removal and site restoration. The settlement of this balance will occur as future removal and site restoration costs are incurred.

12

The site restoration clearance adjustment represents the amount, that was determined by the OEB, of previously collected costs for future removal and site restoration that is now considered to be in excess of future requirements and will be refunded to customers over the customized IR term. This was a result of the OEB’s approval of the adoption of a new approach for determining net negative salvage percentages. The new approach resulted in lower depreciation rates and lower future removal and site restoration reserves.

13

The transaction services deferral represents the customer portion of additional earnings generated from optimization of storage and pipeline capacity. Enbridge Gas Distribution has historically been required to refund the amount to customers in the following year.